Risks Arising from Financial Instruments - Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value (Detail) - Fixed interest rate [member] - USD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of interest bearing financial instruments [line items]
Carrying amount	$ (69,682)	$ (73,449)
Fair value	(69,044)	(75,135)
US Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(45,800)	(49,917)
Fair value	(45,558)	(52,268)
Euro [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(21,915)	(20,379)
Fair value	(21,605)	(19,796)
Pound Sterling [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(1,108)	(2,069)
Fair value	(1,046)	(2,012)
Canadian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(484)	(526)
Fair value	(461)	(505)
Other currency [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(375)	(558)
Fair value	$ (373)	$ (554)